Consolidated Statements of Financial Position (Parenthetical) - € / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Par value per share	€ 0.02	€ 0.02	€ 0.02
Shares issued (in shares)	133,934,090	95,587,146	94,732,539
Shares outstanding (in shares)	133,934,090	95,587,146	94,732,539